Cover	Apr. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2022
Entity File Number	001-38793
Entity Registrant Name	INMUNE BIO INC.
Entity Central Index Key	0001711754
Entity Tax Identification Number	47-5205835
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1200 Prospect Street
Entity Address, Address Line Two	Suite 525
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	964 3720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per shares
Trading Symbol	INMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false